Shareholder Report, Average Annual Return (Details) 197052_Direxion Monthly NASDAQ 100 Bull 1.75X Fund_Investor_TSR Annual {Investor}	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Investor
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Monthly NASDAQ-100® Bull 1.75X Fund
Average Annual Return, Percent	39.44%	15.26%	32.75%
NASDAQ Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ Composite Index
Average Annual Return, Percent	23.64%	12.38%	18.61%
NASDAQ-100 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ-100® Index
Average Annual Return, Percent	26.61%	14.46%	21.03%